SUBSEQUENT EVENTS (Details) - Corporate bond issuance transaction - Banco Supervielle S.A. $ in Thousands	Mar. 07, 2025 ARS ($)	Feb. 07, 2025 ARS ($)	Jan. 07, 2025 USD ($)	Mar. 07, 2025 USD ($)	Feb. 07, 2025 USD ($)
Class J Corporate bonds
SUBSEQUENT EVENTS
Fixed interest rate			4.18%
Term			6 months
Notional amount			$ 50,000
Class J Corporate bonds | Maximum
SUBSEQUENT EVENTS
Notional amount			$ 300,000
Class K Corporate bonds
SUBSEQUENT EVENTS
Fixed interest rate		4.15%			4.15%
Term		6 months
Notional amount					$ 28,382
Class K Corporate bonds | Maximum
SUBSEQUENT EVENTS
Notional amount					$ 300,000
Class L Corporate bonds
SUBSEQUENT EVENTS
Borrowings, adjustment to interest rate basis		2.75%			2.75%
Borrowings, interest rate basis		Tamar rate from private banks
Notional amount		$ 50,974
Class L Corporate bonds | Maximum
SUBSEQUENT EVENTS
Notional amount					$ 300,000
Class M Corporate bonds
SUBSEQUENT EVENTS
Borrowings, adjustment to interest rate basis	2.75%			2.75%
Borrowings, interest rate basis	Tamar rate from private banks
Notional amount	$ 30,580
Class M Corporate bonds | Maximum
SUBSEQUENT EVENTS
Notional amount				$ 300,000